Short-Term and Long-Term Loans (Parenthetical) (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ZAR	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ZAR
Debt Instrument [Line Items]
Notes issued, face value	$ 1,000,000,000
$200 million non-revolving senior secured term loan
Debt Instrument [Line Items]
Long-term revolving credit facility	200,000,000		$ 200,000,000
La Cima Revolving Senior Secured Credit Facility
Debt Instrument [Line Items]
Long-term revolving credit facility	200,000,000		200,000,000
$1 billion notes issue
Debt Instrument [Line Items]
Notes issued, face value	1,000,000,000		1,000,000,000
$70 million senior secured revolving credit facility
Debt Instrument [Line Items]
Long-term revolving credit facility	70,000,000		70,000,000
$1,510 million term loan and revolving credit facility
Debt Instrument [Line Items]
Long-term revolving credit facility	$ 1,510,000,000		$ 1,510,000,000
R1,500 million Nedbank revolving credit facility
Debt Instrument [Line Items]
Long-term revolving credit facility | ZAR		ZAR 1,500,000,000		ZAR 1,500,000,000